Right-of-use Assets and Lease Liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Retail	Dec. 31, 2019 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Principal elements of lease payments	$ 19,100	$ 19,100
Charges recognized in relation to short-term and low value leases	6,400	$ 9,400
Right of Use Assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment charge	$ 2,234
Right of Use Assets | In-Stores
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Number of smaller retail locations | Retail	1
Right of Use Assets | Reduction in Carrying Value
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment charge	$ 2,200
Right of Use Assets | Reduction in Carrying Value | In-Stores
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment charge	1,500
Right of Use Assets | Reduction in Carrying Value | Brand Platform
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment charge	$ 700
Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease contracts term	3 years
Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease contracts term	8 years